Note 12 - Stock Incentive Plan - Summary of the Status of the Company's Non-vested Shares (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-vested (in shares)	53,303	23,284	21,948
Non-vested, weighted average grant date fair value (in dollars per share)	$ 3.46	$ 8.28	$ 10.16
Granted (in shares)	49,650	45,900	15,444
Granted, weighted average grant date fair value (in dollars per share)	$ 26.26	$ 2.71	$ 8.13
Vested (in shares)	(30,360)	(15,064)	(14,108)
Vested, weighted average grant date fair value (in dollars per share)	$ 3.47	$ 8.34	$ 11.01
Non-vested (in shares)	72,593	53,303	23,284
Non-vested, weighted average grant date fair value (in dollars per share)	$ 19.05	$ 3.46	$ 8.28
Forfeited (in shares)	0	(817)	0
Forfeited, weighted average grant date fair value (in dollars per share)		$ 8.39